Supplemental guarantor consolidated balance sheet (Detail) - USD ($) $ in Millions		Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Assets
Cash and balances at central banks		$ 149,549	$ 139,258	$ 107,068
Loans and advances to banks		15,633	16,972	12,447
Receivables from securities financing transactions		85,271	89,648	84,245
Cash collateral receivables on derivative instruments		30,846	39,545	23,289
Loans and advances to customers		344,652	337,551	326,786
Other financial assets measured at amortized cost		27,253	23,765	22,980
Total financial assets measured at amortized cost		653,205	646,739	576,815
Financial assets at fair value held for trading		98,046	90,490	127,514
of which: assets pledged as collateral that may be sold or repledged by counterparties		38,505	31,192	41,285
Derivative financial instruments	[1],[2],[3]	152,008	212,982	121,841
Brokerage receivables		19,848	20,319	18,007
Financial assets at fair value not held for trading		94,292	82,753	83,944
Total financial assets measured at fair value through profit or loss		364,194	406,544	351,307
Financial assets measured at fair value through other comprehensive income		8,624	7,653	6,345
Investments in subsidiaries and associates		1,054	1,042	1,051
Property, equipment and software		12,875	12,764	12,804
Goodwill and intangible assets		6,414	6,407	6,469
Deferred tax assets		9,294	9,316	9,537
Other non-financial assets		8,177	7,634	7,856
Total assets		1,063,838	1,098,099	972,183
Liabilities
Amounts due to banks		12,410	18,822	6,570
Payables from securities financing transactions		12,019	12,867	7,778
Cash collateral payables on derivative instruments		36,882	45,649	31,415
Customer deposits		474,254	465,946	448,284
Debt issued measured at amortized cost	[4]	126,744	115,432	110,497
Other financial liabilities measured at amortized cost		9,699	9,934	9,712
Total financial liabilities measured at amortized cost		672,007	668,649	614,256
Financial liabilities at fair value held for trading		34,426	32,571	30,591
Derivative financial instruments	[1],[2],[3]	152,280	206,649	120,880
Brokerage payables designated at fair value		40,248	37,652	37,233
Debt issued designated at fair value		58,864	53,299	66,809
Other financial liabilities designated at fair value		37,902	31,536	35,940
Total financial liabilities measured at fair value through profit or loss		323,721	361,707	291,452
Provisions		2,601	2,566	2,974
Other non-financial liabilities		8,302	7,059	8,794
Total liabilities		1,006,630	1,039,981	917,476
Equity
Equity attributable to shareholders		57,035	57,949	54,533
Equity attributable to non-controlling interests		173	169	174
Total equity before the adoption of IFRIC 23						$ 53,103
Total equity		57,207	58,118	54,707	$ 53,350	$ 53,092
Total liabilities and equity		$ 1,063,838	$ 1,098,099	$ 972,183

[1]
Derivative financial liabilities as of 30 June 2020 include USD 35 million related to derivative loan commitments (31 March 2020: USD 43 million; 31 December 2019: USD 17 million). No notional amounts related to these commitments are included in this table, but they are disclosed in Note 17, under Loan commitments

[2]
Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS or its counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously

[3]
Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material for any periods presented. No notional amounts related to these instruments are included in this table, but they are disclosed in Note 17, under Forward starting transactions.

[4]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.